Related Party Transactions (Details Narrative)					1 Months Ended							12 Months Ended
	Jun. 09, 2017 USD ($) $ / shares shares	Dec. 05, 2016 USD ($)	Sep. 14, 2016 USD ($) $ / shares shares	Feb. 10, 2016 USD ($) $ / shares shares	Feb. 16, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 22, 2017 USD ($) shares	Jul. 27, 2017 USD ($) $ / shares shares	Jul. 20, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	May 22, 2016 shares	Feb. 28, 2018 USD ($) Number shares	Feb. 28, 2017 USD ($) shares	Oct. 31, 2018 USD ($)
Due to advances												$ 7,625	$ 10,613
Annual domain renewal fees												214,304	165,573
Payments on promissory note												$ (30,000)
Purchase of common stock | shares												1,625,000
Issuance of common stock, shares | shares												1,625,000
Common stock share sold | shares												2,100,000	435,000
Stock compensation expense													$ 30,450
Common stock, shares issued | shares												84,509,824	52,606,000
Options valued												$ 109,846	$ 19,385
Convertible debt beneficial conversion feature												450,246
Debt discount from warrants												450,000
Accrued interest												28,932
Debt discount												191,507
Debt discount amortization expense												276,257
Market price												250,000
Cash												58,712	539,243
Subscription receivable
Accrued expenses - related parties												552,976	280,900
Damages												$ 552,976
Number of operating lease | Number												1
Lease termination												30 days
Rezserve Technologies [Member]
Convertible note							$ 400,000							$ 400,000
Promissory Notes Payable Three Member
Imputed interest												$ 8,877
Promissory Notes Payable Two [Member]
Imputed interest												6,110
Promissory Notes Payable One [Member]
Imputed interest												6,110
Convertible Notes Payable [Member]
Debt discount amortization expense	$ 108,493
Imputed interest												38,000
Darvin Habben [Member] | Promissory Notes Payable Member
Promissory note payable								$ 150,000
Maturity of debt instrument								1 year
Warrant issued | shares								1,000,000
Exercise prices of warrants | $ / shares								$ 0.10
Warrants expiration date								Jul. 27, 2027
Greg Foss [Member] | Promissory Notes Payable Member
Promissory note payable									$ 100,000
Maturity of debt instrument									1 year
Warrant issued | shares									1,000,000
Exercise prices of warrants | $ / shares									$ 0.10
Warrants expiration date									Jul. 20, 2027
Derek Schumann [Member] | Promissory Notes Payable Member
Promissory note payable									$ 100,000
Maturity of debt instrument									1 year
Warrant issued | shares									1,000,000
Exercise prices of warrants | $ / shares									$ 0.10
Warrants expiration date									Jul. 20, 2027
Chairman [Member]
Converted shares | shares	2,000,000
Debt instrument conversion price | $ / shares	$ 0.25
Proceeds from issuance of debt	$ 500,000
Interest rate on debt instrument	8.00%
Maturity of debt instrument	1 year
Convertible debt beneficial conversion feature	$ 300,000
Non Executive [Member]
Common shares, granted | shares						600,000
Skidmore [Member]
Convertible note			$ 400,000
Converted shares | shares			1,000,000
Debt instrument conversion price | $ / shares			$ 0.40
Skidmore [Member] | Rezserve Technologies [Member]
Convertible note							$ 210,000
Converted shares | shares							1,100,000
Payments on promissory note							$ 30,000
Loss on conversion debt amount							$ 13,000
Skidmore [Member] | Convertible Notes Payable [Member]
Due to advances												160,000
Epik, LLC [Member]
Annual domain renewal fees												450,500	0
Robert Monster [Member]
Common stock, shares issued | shares				3,312,811
Robert W. Monster [Member] | Employment Agreement [Member]
Stock compensation expense												1,026,710	1,191,349
Common shares, granted | shares											9,042,250
Accrued salary												240,000	$ 240,000
Vesting period											2 years
Non Executive Director [Member]
Common shares, granted | shares										300,000
Mr. Monster [Member]
Ownership interest													100.00%
Issuance of common stock, shares | shares													536,364
Chief Executive Officer [Member]
Converted shares | shares				1,292,310	700,000
Accrued salary				$ 129,231	$ 70,000								$ 20,000
Exercise price | $ / shares				$ 0.15	$ 0.10
Vesting period				12 months	12 months
Option shares | shares				1,292,310	700,000
Options valued												161,000	92,507
Officer [Member] | Director [Member]
Stock compensation expense												956,800	$ 835,800
Mr. Mills [Member]
Additional shares | shares						200,000
Mr. Parsons [Member]
Common shares, granted | shares						140,000
Additional shares | shares						200,000
Cash						$ 40,000
Chairman [Member]
Common shares, granted | shares										350,000
Warrant Two [Member]
Convertible debt beneficial conversion feature												150,000
Debt discount from warrants												105,616
Debt discount amortization expense												44,384
Warrant One [Member]
Convertible debt beneficial conversion feature												100,000
Debt discount from warrants												69,452
Debt discount amortization expense												30,548
Warrant [Member]
Convertible debt beneficial conversion feature												100,000
Debt discount from warrants												69,452
Debt discount amortization expense												30,548
Mr. Pomije [Member]
Subscription receivable		$ 260,900
Description of employment agreement		Mr. Pomije asserts an employment agreement existed and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable.
April 18, 2018 [Member] | Mr. Pomije [Member]
Attorney's fees and costs												296,488
Damages												$ 256,488